Total Equity - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Jan. 25, 2024	Jan. 26, 2023	Jan. 27, 2022	Dec. 31, 2023	Dec. 31, 2022
Total Equity
Dividend per share (in dollars per share)				$ 10.00	$ 10.00
Total cash payment				$ 449.7	$ 513.1
Multiple and subordinate voting shares
Total Equity
Dividend per share (in dollars per share)	$ 15.00	$ 10.00	$ 10.00
Total cash payment	$ 363.1	$ 245.2	$ 249.9